Acquisitions and Dispositions (Acquisitions - Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Acquisitions of VOBA	$ 0	$ 947,000,000	$ 55,000,000
Goodwill acquired		1,141,000,000	1,000,000
Separate account assets	316,994,000,000	317,201,000,000		317,201,000,000
Separate account liabilities	316,994,000,000	317,201,000,000		317,201,000,000
Deferred income tax assets	8,288,000,000	7,953,000,000		7,953,000,000
Deferred income tax liabilities	19,885,000,000	14,239,000,000		14,239,000,000
Acquisition of Administradora de Fondos de Pensiones ProVida SA [Member]
Business Acquisition [Line Items]
Business Acquisition, Name of Acquired Entity		Administradora de Fondos de Pensiones Provida S.A. (“ProVida”)
Business Acquisition, Percentage of Voting Interests Acquired Directly From Seller					64.32%
Business Acquisition, Percentage of Voting Interests Acquired Directly From Publicly Traded Shares					27.06%
Business Acquisition, Percentage of Voting Interests Acquired					91.38%
Payments to Acquire Businesses, Gross		1,900,000,000
Fair value of assets assumed					631,000,000
Fair value of liabilities assumed					159,000,000
Acquisitions of VOBA				941,000,000
Finite-Lived Intangible Asset, Useful Life				15 years
Goodwill acquired				1,100,000,000
Fair value of future service liability					589,000,000
Total revenues from acquiree included in MetLife's total revenues				100,000,000
Income (loss) from continuing operations, net of income tax, from Acquisition included in MetLife's 2013 results				42,000,000
Separate account assets					45,200,000,000
Separate account liabilities					45,200,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets					451,000,000
Deferred income tax assets					118,000,000
Deferred income tax liabilities					224,000,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount					0
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value					176,000,000
Acquisition of Administradora de Fondos de Pensiones ProVida SA [Member] | Service Marks [Member]
Business Acquisition [Line Items]
Acquired trade name value				$ 179,000,000
Acquisition of Administradora de Fondos de Pensiones ProVida SA [Member] | Encaje Investment Fund A [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage					1.00%